Commitments - Additional Information (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Commitments [Line Items]
Future capital expenditure commitments outstanding	$ 0	$ 0
Non-cancellable purchase commitments related to raw materials, manufacturing agreements and other goods and services	9,600,000
Other purchase commitments	0
Lonza Bioscience Singapore Pte. Ltd | Manufacturing Service Agreement
Commitments [Line Items]
Minimum remaining financial commitment of non-lease component on exercise of option to extend non-cancellable term	24,000,000.0
Minimum financial commitment of lease component on exercise of option to extend non-cancellable term	$ 5,000,000.0